Document and Entity Information	Sep. 30, 2026
Document And Entity Information [Line Items]
Entity Address, Region	GRAND CAYMAN
Amendment Flag	false
Entity Central Index Key	0002044009
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	ARMADA ACQUISITION CORP. II
Entity Incorporation State Country Code	E9
Entity File Number	001-42661
Entity Tax Identification Number	98-1815892
Entity Address, Address Line One	382 NE 191 St
Entity Address, Address Line Two	Suite 52895
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33179-3899
City Area Code	(786)
Local Phone Number	548-1886
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Half Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	XRPNU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	XRPN
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	XRPNW
Security Exchange Name	NASDAQ